Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Deferred tax assets	$ 5,106	$ 3,752	$ 3,779
Australia
Deferred tax assets and liabilities
Deferred tax assets	1,140
United States
Deferred tax assets and liabilities
Deferred tax assets	956
Canada
Deferred tax assets and liabilities
Deferred tax assets	1,101
France
Deferred tax assets and liabilities
Deferred tax assets	900
United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	184
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	69	71	90
Year 2
Deferred tax assets and liabilities
Deferred tax assets	26	48	70
Year 3
Deferred tax assets and liabilities
Deferred tax assets	7	27	38
Year 4
Deferred tax assets and liabilities
Deferred tax assets	2	19	32
Year 4 | Canada
Deferred tax assets and liabilities
Deferred tax assets	17
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	1,643	1,310	1,423
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	420
Year 5 and after | Canada
Deferred tax assets and liabilities
Deferred tax assets	1,084
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	3,359	$ 2,277	$ 2,126
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	1,140
Unlimited | United States
Deferred tax assets and liabilities
Deferred tax assets	536
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	900
Unlimited | United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	$ 184